Long Term Debt (Schedule of Long-term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Total debt	$ 901,324		$ 426,942		$ 149,320
Less current portion	1,324		20,120		8,814
Long-term debt	900,000		406,822		140,506
Debentures | Senior Subordinated Convertible Debentures Maturing in 2014
Debt Instrument [Line Items]
Total debt	0	[1]	6,890	[1],[2]	60,000	[2]
Senior Secured Revolving Credit Facility | Wells Fargo Energy Capital Credit Facility
Debt Instrument [Line Items]
Total debt			0	[3]	70,000	[3]
Senior Secured Revolving Credit Facility | Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Total debt	0	[4]	115,000	[4],[5]	0	[5]
Second Lien Term Loan Facility | Second Lien Term Loan Facility
Debt Instrument [Line Items]
Total debt	0	[6]	293,821	[6],[7]	0	[7]
NPI Note | NPI Note
Debt Instrument [Line Items]
Total debt	0		8,028	[8]	15,282	[8]
Other
Debt Instrument [Line Items]
Total debt	1,324		3,203		4,038
Senior Notes | Senior Notes due 2022
Debt Instrument [Line Items]
Total debt	$ 900,000	[9]	$ 0	[9]

[1]	Debentures (d) In June of 2011, Rice Drilling B sold $60.0 million of its 12% Senior Subordinated Convertible Debentures due 2014 (the "Debentures") in a private placement to certain accredited investors as defined in Rule 501 of Regulation D. The Debentures accrued interest at 12% per year payable monthly in arrears by the 15th day of the month and had a scheduled maturity date of July 31, 2014 ("Maturity Date"). The Debentures were Rice Drilling B's unsecured senior obligations and ranked equally with all of Rice Drilling B's then-current and future senior unsecured indebtedness. From July 31, 2013 through August 20, 2013 (the "put redemption period"), any holder of Debentures had the right to cause Rice Drilling B to repurchase all or any portion of the Debentures owned by such holder at 100% of the portion of the principal amount of the Debentures as to which the right was being exercised, plus a premium of 20%. During the put redemption period, Rice Drilling B repurchased $53.1 million of outstanding Debentures and paid a put premium of $10.6 million in accordance with the terms of the agreements. At any time after July 31, 2013 until the Maturity Date, Rice Drilling B had the right to redeem all, but not less than all, of the Debentures on 30 days prior written notice at a redemption price equal to 100% of the principal amount of the Debentures plus a premium of 50%. In connection with the IPO, the Debentures and warrants of Rice Drilling B were amended to become convertible or exercisable for shares of common stock of the Company. On February 28, 2014, Rice Drilling B issued a redemption notice on the remaining Debentures, which set a redemption date of March 28, 2014. Prior to the redemption date, $6.6 million of the Debentures were converted into 570,945 shares of the Company's common stock. The remaining principal balance of $0.3 million that was not converted will be paid upon request from holders of the remaining Debentures. The premium of $0.1 million was recorded to expense in the six months ended June 30, 2014. As of June 30, 2014, the remaining principal balance was $0.2 million. In connection with the convertible debt offering, Rice Drilling B granted warrants that were issued on August 15, 2011, to certain of the broker-dealers involved in the private placement. These warrants are considered to be separate instruments issued solely in lieu of cash compensation for services provided by the broker-dealers. Two separate classes of warrants were issued with the sole difference being the exercise price. At June 30, 2014, 266 warrants remain exercisable at a weighted average price of $11.57 per share of the Company's common stock. The 266 warrants are exercisable into up to 229,668 shares. During the first quarter of 2014, warrants were exercised in exchange for 54,032 shares of the Company's common stock, and during the second quarter of 2014, warrants were exercised for 505,734 shares of the Company's common stock.
[2]	Debentures (a) In June of 2011, the Company sold $60.0 million of its 12% Senior Subordinated Convertible Debentures due 2014 ("the Debentures") in a private placement to certain accredited investors as defined in Rule 501 of Regulation D. The Debentures accrue interest at 12% per year payable monthly in arrears by the 15th day of the month and mature on July 31, 2014 ("Maturity Date"). The Debentures are the Company's unsecured senior obligations and rank equally with all of the Company's current and future senior unsecured indebtedness. From July 31, 2013 through August 20, 2013 ("the put redemption period"), any holder of Debentures had the right to cause the Company to repurchase all or any portion of the Debentures owned by such holder at 100% of the portion of the principal amount of the Debentures as to which the right was being exercised, plus a premium of 20%. During the put redemption period, the Company repurchased $53.1 million of outstanding Debentures and paid a put premium of $10.6 million in accordance with the terms of the agreements. The put redemption period expired in the nine months ended September 30, 2013 and the Company recorded the premium of $10.6 million as a loss on extinguishment of debt in the statement of consolidated operations for the year ended December 31, 2013. At any time after July 31, 2013 until the Maturity Date, the Company has the right to redeem all, but not less than all, of the Debentures on 30 days prior written notice at a redemption price equal to 100% of the principal amount of the Debentures plus a premium of 50%. In connection with the IPO, the convertible debentures and warrants of Rice Drilling B were amended to become convertible or exercisable for an aggregate 1,671,800 shares of common stock of Rice Energy Inc. Through March 10, 2014, approximately $5.0 million of the convertible debentures had been converted into 433,073 shares of Rice Energy Inc. common stock. On February 28, 2014, the Company issued a call notice on the remaining convertible debentures, requiring a response by March 30, 2014. Amounts not converted by the redemption date will receive a cash payment from the Company of 100% of the principal amount plus a premium of 50%, which could result in additional costs of $1.0 million if all remaining convertible debentures are redeemed. As the principal amount of the convertible debentures outstanding has been reduced to less than $5.0 million, the Company is no longer required to maintain restricted cash. In connection with the convertible debt offering, Rice Drilling B granted warrants that were issued on August 15, 2011, to certain of the broker-dealers involved in the private placement. These warrants are considered to be separate instruments issued solely in lieu of cash compensation for services provided by the broker-dealers. Two separate classes of warrants were issued (Normal and Bonus), the sole difference being the exercise price.
[3]	Wells Fargo Energy Capital Credit Facility (b) In November of 2012, the Company amended and restated its then existing credit facility with Wells Fargo. In connection with the amendment and restatement, a lender was added to the new facility. The amendment and restatement was accounted for as a modification of the debt, resulting in $0.2 million of third-party costs associated with the amendment and restatement being expensed. The Wells Fargo Energy Capital Credit Facility ("Wells Fargo Energy Capital Credit Facility") was subject to a maximum borrowing base equal to $200.0 million, as determined unanimously by Wells Fargo Energy Capital, in accordance with customary lending practices. This loan was repaid using proceeds from the Second Lien Term Loan Facility during the second quarter of 2013.
[4]	Senior Secured Revolving Credit Facility (c) On April 25, 2013, Rice Drilling B entered into a Senior Secured Revolving Credit Facility ("Senior Secured Revolving Credit Facility") with Wells Fargo Bank, N.A., as administrative agent, and a syndicate of lenders with a maximum credit amount of $500.0 million and a sublimit for letters of credit of $10.0 million. Concurrently with the closing of the IPO, on January 29, 2014, Rice Drilling B amended its Senior Secured Revolving Credit Facility to, among other things, allow for the corporate reorganization that was completed simultaneously with the closing of the IPO, add the Company as a guarantor, increase the maximum commitment amount to $1.5 billion and lower the interest rate on amounts borrowed under the Senior Secured Revolving Credit Facility. The Company used a portion of the net proceeds of the IPO to repay $115.0 million of borrowings under the Senior Secured Revolving Credit Facility. After giving effect to the amendment, the borrowing base under the Senior Secured Revolving Credit Facility was increased to $350.0 million as a result of the Marcellus JV Buy-In.
[5]	Senior Secured Revolving Credit Facility (e) On April 25, 2013, the Company entered into a revolving credit facility with Wells Fargo Bank, N.A., as administrative agent, and a syndicate of lenders with a maximum credit amount of $500.0 million and a sublimit for letters of credit of $10.0 million. As of December 31, 2013, the sublimit for the letters of credit was $100.0 million. The amount available to be borrowed under the revolving credit facility is subject to a borrowing base that is redetermined semiannually as of each January 1 and July 1 and depends on the volumes of our proved oil and gas reserves and estimated cash flows from these reserves and our commodity hedge positions. The next redetermination is scheduled to occur in April 2014. As of December 31 2013, the borrowing base was $200.0 million. As of December 31, 2013, we had $115.0 million in borrowings and approximately $22.5 million in letters of credit outstanding under our revolving credit facility. The revolving credit facility matures April 25, 2018.
[6]	Second Lien Term Loan Facility (b) On April 25, 2013, Rice Drilling B entered into a Second Lien Term Loan Facility ("Second Lien Term Loan Facility") with Barclays Bank PLC, as administrative agent, and a syndicate of lenders in an aggregate principal amount of $300.0 million. Rice Drilling B estimated the discount on issuance of this instrument based upon an estimate of market rates at the inception of the instrument and recorded a discount of $4.5 million. The discount was being amortized over the life of the note using an effective interest rate of 0.284%. Approximately $7.4 million in fees were capitalized in connection with the Second Lien Term Loan Facility. On April 25, 2014, the Company used a portion of the net proceeds from the Senior Notes Offering to repay and retire the Second Lien Term Loan Facility in the amount of $301.8 million. The payment was comprised of repayment of the principal balance of $297.0 million, a pre-payment penalty of $3.0 million and accrued but unpaid interest of $1.8 million. The pre-payment penalty is presented as loss on extinguishment of debt in the condensed consolidated statements of operations for the three months ended June 30, 2014. The pre-payment also resulted in a debt extinguishment and subsequent write-off of the unamortized deferred finance costs of $6.1 million presented in the condensed consolidated statements of operations for the three months ended June 30, 2014.
[7]	Second Lien Term Loan Facility (c) On April 25, 2013, the Company entered into a Second Lien Term Loan Facility ("Second Lien Term Loan Facility") with Barclays Bank PLC, as administrative agent, and a syndicate of lenders in an aggregate principal amount of $300.0 million. The Company estimated the discount on issuance of this instrument based upon an estimate of market rates at the inception of the instrument and recorded a discount of $4.5 million. The discount is being amortized over the life of the note using an effective interest rate of 0.284% using the effective yield method. As of December 31, 2013, the Company had a balance of $293.8 million relating to the Second Lien Term Loan Facility, this includes borrowings outstanding of $297.7 million less a discount of $3.9 million. The Second Lien Term Loan Facility matures October 25, 2018. Approximately $7.3 million in fees were capitalized in connection with the Second Lien Term Loan Facility.
[8]	NPI Note (d) In November of 2012, in connection with the amendment of the Wells Fargo Credit Facility, the Company repurchased the NPI it had previously assigned to Wells Fargo for $26.5 million, of which $9.5 million was paid at the closing of the Wells Fargo Energy Capital Credit Facility and $17.0 million was financed by a note to Wells Fargo. The Company accounted for this as the acquisition of a mineral right and therefore capitalized this amount in proved properties and will amortize using the units of production method. There is no stated interest rate associated with this note and as a result, this note was considered to have below market financing rates. The Company estimated the discount on issuance of this instrument based upon an estimate of market rates at the inception of the instrument and recorded a discount of $2.0 million. The discount is being amortized over the life of the note using an effective interest rate of 12.10% using the effective yield method. As part of the use of proceeds from the Second Lien Term Loan Facility, the Company repaid $8.5 million of this note during the second quarter of 2013. A final payment of $8.5 million is due to be repaid in June of 2014.
[9]	6.25% Senior Notes Due 2022 (a) On April 25, 2014, the Company issued $900.0 million (the "Senior Notes Offering") in aggregate principal amount of 6.25% senior notes due 2022 (the "Notes") in a private placement to eligible purchasers under Rule 144A and Regulation S of the Securities Act, which resulted in net proceeds of $882.7 million, after deducting estimated expenses and the initial purchasers' discounts of approximately $17.3 million. The Company used $301.8 million of the net proceeds to repay and retire the Second Lien Term Loan Facility (defined below), with the remainder expected to be used to fund a portion of the Company's 2014 capital expenditure program. The Notes will mature on May 1, 2022, and interest is payable on the Notes on each May 1 and November 1, commencing on November 1, 2014. At any time prior to May 1, 2017, the Company may redeem up to 35% of the Notes at a redemption price of 106.25% of the principal amount, plus accrued and unpaid interest to the redemption date, with the proceeds of certain equity offerings so long as the redemption occurs within 180 days of completing such equity offering and at least 65% of the aggregate principal amount of the Notes remains outstanding after such redemption. Prior to May 1, 2017, the Company may redeem some or all of the notes for cash at a redemption price equal to 100% of their principal amount plus an applicable make-whole premium and accrued and unpaid interest to the redemption date. Upon the occurrence of a Change of Control (as defined in the indenture governing the notes (the "Indenture")), unless the Company has given notice to redeem the Notes, the holders of the Notes will have the right to require the Company to repurchase all or a portion of the Notes at a price equal to 101% of the aggregate principal amount of the Notes, plus any accrued and unpaid interest to the date of purchase. On or after May 1, 2017, the Company may redeem some or all of the Notes at redemption prices (expressed as percentages of principal amount) equal to 104.688% for the twelve-month period beginning on May 1, 2017, 103.125% for the twelve-month period beginning May 1, 2018, 101.563% for the twelve-month period beginning on May 1, 2019 and 100.000% beginning on May 1, 2020, plus accrued and unpaid interest to the redemption date. The Notes are the Company's senior unsecured obligations, rank equally in right of payment with all of the Company's existing and future senior debt, and will rank senior in right of payment to all of the Company's future subordinated debt. The Notes will be effectively subordinated to all of the Company's existing and future secured debt to the extent of the value of the collateral securing such indebtedness.